Acquisition of subsidiaries	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Acquisition of subsidiaries
8.	Acquisition of subsidiaries

On September 6, 2018, the Group’s equity method investee, Wuhu Penghua Tenth Investment Center (Limited Partnership) (“Wuhu Penghua”), repurchased all partnership interests from all its partners except the Group for a consideration of US$
146.6
million.
As a result, the Company was the sole partner remaining. Therefore,Wuhu Penghua and its subsidiaries Chengdu Renju and Chengdu Guohongteng Real Estate Co., Ltd. (“collectively, the “Wuhu Group”) became wholly-owned by the Company

This acquisition was consistent with the Group’s strategy to develop residential real estate markets in fast growth cities in China, and was accounted for under the acquisition method of accounting with acquired assets and assumed liabilities recorded at their acquisition date fair values. A gain of US$4,384,563 is recognized as a result of the re-measurement of previously held equity interest in the Wuhu Group at acquisition-date fair value and is presented as a component of other income. The goodwill recognized at acquisition date amounting to US$534,697 is primarily as a result of the ASC
740
requirement to recognize a deferred tax liability, calculated as the difference between the tax effect of the fair value of the acquired real estate property under development and its corresponding tax base. None of the goodwill recognized is tax deductible.

The operational results of the Wuhu Group have been included in the Group’s consolidated financial statements since
September 6, 2018
(“Acquisition Date”).

The purchase price allocation for the acquisition is primarily based on a valuation determined by the Group with the assistance of an independent third party valuation firm. The following table summarizes the fair values of the assets acquired and liabilities assumed on Acquisition Date.

US$

Carrying amount of previously held equity interests	202,354,932
Remeasurement gain	4,384,563
Fair value of previously held equity interests(i)	206,739,495
Less: Goodwill	534,697
206,204,798

Fair value of net identifiable assets acquired:
Cash and cash equivalents	11,761,992
Real estate properties under development	538,393,230
Current assets	7,471,403
Current liabilities	(57,705,079)
Deferred tax liabilities	(534,697)
Long-term bank loan	(293,182,051)

Net assets acquired	206,204,798

(i) The business combination was achieved without the transfer of consideration. The difference between the fair value of previously held equity interest and the fair value of net identifiable assets acquired was recognized as goodwill. As the Wuhu Group were private companies, the fair value of the Group’s previously held equity interest is estimated based on asset-based approach using significant unobservable inputs that market participants would consider, which mainly include estimated revenue and estimated cost for the construction project.

The amount of revenue and net income of the Wuhu Group included in the Group’s consolidated statement of comprehensive income for the period from the Acquisition
 Date to
December 31, 2018
are US$30,248,316 and US$6,710,751, respectively.

The pro forma results of operations for the acquisition has not been presented because the revenue and earnings generated before the acquisition is immaterial.